INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of breakdown, changes and amortization rates of intangible assets

	Indefinite
	useful life	Finite useful life
						Other	Software
			Customer			intangible	under
	Goodwill(1)	Software	portfolio	Trademarks	Licenses	assets	development	Total
Balances and changes:
Balance on 12.31.20	23,026,429	3,994,704	633,566	821,000	11,361,710	42,628	702,080	40,582,117
Additions (2)	—	724,599	—	—	4,496,263	—	1,275,320	6,496,182
Write-offs, net (3)	(158,161)	(16,884)	—	—	—	—	—	(175,045)
Net transfers	—	1,695,398	—	—	—	—	(1,564,723)	130,675
Sale of businesses (4) (Note 2.d)	—	(2,010)	—	—	—	—	—	(2,010)
Amortization (Note 26)	—	(1,624,532)	(264,328)	(84,206)	(951,442)	(3,104)	—	(2,927,612)
Balance on 12.31.21	22,868,268	4,771,275	369,238	736,794	14,906,531	39,524	412,677	44,104,307
Additions (2)	—	352,128	—	—	190,066	—	2,260,031	2,802,225
Write-offs, net	—	1,378	—	—	—	—	(149)	1,229
Net transfers	—	2,077,044	—	—	—	—	(1,976,198)	100,846
Business combination - Garliava and Vita IT (Note 2.d)	3,493,561	177	125,740	4,527	2,612,566	—	—	6,236,571
Amortization (Note 26)	—	(1,853,464)	(161,188)	(84,770)	(1,417,412)	(3,094)	—	(3,519,928)
Balance on 12.31.22	26,361,829	5,348,538	333,790	656,551	16,291,751	36,430	696,361	49,725,250

Balance on 12.31.21
Cost	22,868,268	22,451,551	4,440,717	1,658,897	24,924,783	269,639	412,677	77,026,532
Accumulated amortization	—	(17,680,276)	(4,071,479)	(922,103)	(10,018,252)	(230,115)	—	(32,922,225)
Total	22,868,268	4,771,275	369,238	736,794	14,906,531	39,524	412,677	44,104,307

Balance on 12.31.22
Cost	26,361,829	25,029,658	4,566,457	1,663,424	29,685,824	269,639	696,361	88,273,192
Accumulated amortization	—	(19,681,120)	(4,232,667)	(1,006,873)	(13,394,073)	(233,209)	—	(38,547,942)
Total	26,361,829	5,348,538	333,790	656,551	16,291,751	36,430	696,361	49,725,250
(1)	Refer to the operations of Santo Genovese Participações (2004); Spanish and Figueira (2006); Telefônica Televisão Participações (2008); Vivo Participações (2011); GVT Participações (2015) and Garliava and Vita IT (2022), offset by partial declines in business sales, such as (item 3).
(2)	Licenses refer to the acquisition of 5G licenses (in 2021) and extensions of authorizations for the right to use radio frequencies for SMP exploration in the Federal District the states of Rio de Janeiro and Rio Grande so Sul (in 2021 and 2022), Note 14.d.
(3)	Proportional write-offs of goodwill refer to the sale of investments by FiBrasil, CloudCo Brasil and IoTCo Brasil in 2021.
(4)	Assets used for the Company’s corporate structure in FiBrasil in 2021.

Schedule of annual amortization rates for intangible assets

Description	12.31.22	12.31.21
Softwares	20.00%	20.00%
Customer portfolio	12.5% to 20.00%	12.50%
Trademarks	7.70%	7.70%
Licenses	3.60% to 20.00%	3.60% to 6.67%
Other intangible assets	6.67% to 20.00%	20.00%

Schedule of the authorizations for use of radio frequency bands, granted to the Company, according to the terms of authorization to operate the service in each region

Radiofrequency	Band (MHz)	License Expiration (Year)
700 MHz	20	2029
850 MHz	25	2023-2028
900 MHz	5	2023-2035
1800 MHz	20-50	2023-2035
2100 MHz	20-30	2023
2300 MHz	40-50	2041
2500 MHz	40-60	2027-2031
3500 MHz	100	2041
26 GHz	600	2041